EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the form of prospectus and statement of additional information dated August 27, 2007 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 129 (“Amendment No. 129”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 129 was filed electronically with the Commission (Accession No. 0000940394-07-001019) on August 23, 2007.

Eaton Vance Tax-Managed Dividend Income Fund - Class I Shares

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Janet E. Sanders
Janet E. Sanders
Assistant Secretary

Dated: August 27, 2007